Financial Assets for Trading at Fair Value Through Profit and Loss (Details) - Schedule of Instruments Deemed as Financial Trading Investments - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	$ 714,628	$ 329,327
Chilean Central Bank and Government securities
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	714,628	324,982
Chilean Central Bank and Government securities | Chilean Central Bank financial instruments
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	0	0
Chilean Central Bank and Government securities | Chilean Treasury bonds and notes
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	714,628	324,982
Other Chilean debt financial securities
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	0	4,345
Other Chilean debt financial securities | Chilean bonds and commercial papers
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	0	4,345
Foreign financial debt instruments
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	0	0
Foreign financial debt instruments | Other foreign financial instruments
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	$ 0	$ 0